Employees' retirement benefits (Tables)	12 Months Ended
Mar. 31, 2012
Benefit Payments, which Reflect Expected Future Service Under Defined Benefit Pension Plans

The benefit payments, which reflect expected future service under the Defined benefit pension plans, are expected to be as follows:

Year ending March 31,	Millions of yen
2013	¥11,119
2014	11,449
2015	11,616
2016	13,249
2017	12,652
2018-2022	68,912

Reconciliations and Changes in Defined Benefit Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets

The following table presents reconciliations and changes in the Defined benefit pension plans’ projected benefit obligations and fair value of plan assets for the years ended March 31, 2011 and 2012. DOCOMO uses a measurement date of March 31 for its Defined benefit pension plans.

	Millions of yen
	2011	2012
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥190,368	¥196,064
Service cost	9,244	9,491
Interest cost	3,894	3,831
Actuarial (gain) loss	1,586	2,150
Recognition of prior service cost	—	145
Transfer of liability from defined benefit pension plans of the NTT group	328	546
Other	7	271
Benefit payments	(9,363)	(10,095)

Projected benefit obligation, end of year	¥196,064	¥202,403

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥77,070	¥77,813
Actual return on plan assets	(1,407)	1,095
Employer contributions	5,053	5,254
Transfer of plan assets from defined benefit pension plans of the NTT group	77	105
Benefit payments	(2,980)	(3,005)

Fair value of plan assets, end of year	¥77,813	¥81,262

At March 31:
Funded status	¥(118,251)	¥(121,141)

Defined Benefit Plan, Amounts Recognized in Consolidated Balance Sheets

The amounts recognized in DOCOMO’s consolidated balance sheets as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Liability for employees’ retirement benefits	¥(118,290)	¥(121,187)
Prepaid pension cost	39	46

Net amount recognized	¥(118,251)	¥(121,141)

Defined Benefit Plan, Items Recognized in Accumulated Other Comprehensive Income (Loss)

Items recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Actuarial gains (losses), net	¥(42,262)	¥(43,242)
Prior service cost, net	12,611	10,583
Transition obligation	(935)	(810)

Total	¥(30,586)	¥(33,469)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥196,025	¥202,346
Fair value of plan assets	77,735	81,159
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥190,028	¥196,454
Fair value of plan assets	77,735	81,159

Net Periodic Pension Cost for Defined Benefit Pension Plans

The net periodic pension cost for the Defined benefit pension plans for the years ended March 31, 2010, 2011 and 2012 comprised the following:

	Millions of yen
	2010	2011	2012
Service cost	¥9,204	¥9,244	¥9,491
Interest cost on projected benefit obligation	3,979	3,894	3,831
Expected return on plan assets	(1,649)	(1,714)	(1,569)
Amortization of prior service cost	(1,907)	(1,907)	(1,907)
Amortization of actuarial gains and losses	2,190	1,497	1,644
Amortization of transition obligation	125	125	125

Net periodic pension cost	¥11,942	¥11,139	¥11,615

Other Changes in Plan Assets and Benefit Obligations of Defined Benefit Pension Plans Recognized in Accumulated Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations of the Defined benefit pension plans recognized in “Accumulated other comprehensive income (loss)” for the years ended March 31, 2010, 2011 and 2012 comprised the following:

	Millions of yen
	2010	2011	2012
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Actuarial (gains) losses arising during period, net	¥(7,623)	¥4,707	¥2,624
Prior service cost arising during period, net	—	—	121
Amortization of prior service cost	1,907	1,907	1,907
Amortization of actuarial gains and losses	(2,190)	(1,497)	(1,644)
Amortization of transition obligation	(125)	(125)	(125)

Total recognized in “Accumulated other comprehensive income (loss)”	¥(8,031)	¥4,992	¥2,883

Fair Values of Pension Plan Assets

The following table presents the fair values of DOCOMO’s pension plan assets as of March 31, 2011 and 2012. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 18.

	Millions of yen
	2011
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥866	¥866	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	21,852	20,258	1,594	—
Domestic corporate bonds	8,023	—	8,023	—
Foreign government bonds	9,556	9,067	489	—
Foreign corporate bonds	455	89	354	12
Equity securities
Domestic stocks	16,873	16,849	24	—
Foreign stocks	7,515	7,515	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	966	—	966	—
Domestic equity securities	997	—	997	—
Foreign debt securities	632	—	632	—
Foreign equity securities	583	—	583	—
Life insurance company general accounts	7,528	—	7,528	—
Other	1,967	(0)	(2)	1,969

Total	¥77,813	¥54,644	¥21,188	¥1,981

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥753	¥753	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	29,628	28,266	1,362	—
Domestic corporate bonds	8,795	—	8,795	—
Foreign government bonds	6,964	6,883	81	—
Foreign corporate bonds	294	19	275	—
Equity securities
Domestic stocks	12,336	12,336	—	—
Foreign stocks	8,122	8,122	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	837	—	837	—
Domestic equity securities	703	—	703	—
Foreign debt securities	498	—	498	—
Foreign equity securities	679	—	679	—
Life insurance company general accounts	9,454	—	9,454	—
Other	2,199	—	1	2,198

Total	¥81,262	¥56,379	¥22,685	¥2,198

Pension Cost
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determination of the net periodic pension cost for the years ended March 31, 2010, 2011 and 2012 were as follows:

	2010	2011	2012
Discount rate	2.2%	2.1%	2.0%
Long-term rate of salary increases	2.2	2.2	2.9
Expected long-term rate of return on plan assets	2.5	2.3	2.0

Projected Benefit Obligations
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determination of the Defined benefit pension plans’ projected benefit obligations as of March 31, 2011 and 2012 were as follows:

	2011	2012
Discount rate	2.0%	1.9%
Long-term rate of salary increases	2.9	2.9

NTT CDBP
Benefit Payments, which Reflect Expected Future Service Under Defined Benefit Pension Plans

The benefit payments, which reflect expected future service under the NTT CDBP, based on actuarial computations which covered only DOCOMO employees are expected to be as follows:

Year ending March 31,	Millions of yen
2013	¥1,691
2014	2,060
2015	2,220
2016	2,375
2017	2,500
2018-2022	13,814

Reconciliations and Changes in Defined Benefit Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets

The following table presents reconciliations and changes in the NTT CDBP’s projected benefit obligation and fair value of plan assets for the years ended March 31, 2011 and 2012. The amount in the table is based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP. The funded status was recognized as “Liability for employees’ retirement benefits” in the consolidated balance sheets as of March 31, 2011 and 2012.

	Millions of yen
	2011	2012
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥88,714	¥97,299
Service cost	3,256	3,478
Interest cost	1,849	1,897
Actuarial (gain) loss	4,527	2,104
Internal adjustment due to transfer of employees within the NTT group	(445)	(630)
Other	883	211
Benefit payments	(1,485)	(1,575)

Projected benefit obligation, end of year	¥97,299	¥102,784

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥63,599	¥62,942
Actual return on plan assets	(930)	1,469
Employer contributions	803	834
Employee contributions	413	416
Internal adjustment due to transfer of employees within the NTT group	(341)	(433)
Other	883	211
Benefit payments	(1,485)	(1,575)

Fair value of plan assets, end of year	¥62,942	¥63,864

At March 31:
Funded status	¥(34,357)	¥(38,920)

Defined Benefit Plan, Items Recognized in Accumulated Other Comprehensive Income (Loss)

Items recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Actuarial gains (losses), net	¥(18,002)	¥(19,132)
Prior service cost, net	1,069	712

Total	¥(16,933)	¥(18,420)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011	2012
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥97,299	¥102,784
Fair value of plan assets	62,942	63,864
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥77,380	¥81,749
Fair value of plan assets	62,880	63,782

Net Periodic Pension Cost for Defined Benefit Pension Plans

The net periodic pension cost for the NTT CDBP regarding DOCOMO employees for the years ended March 31, 2010, 2011 and 2012 comprised the following:

	Millions of yen
	2010	2011	2012
Service cost	¥3,216	¥3,256	¥3,478
Interest cost on projected benefit obligation	1,798	1,849	1,897
Expected return on plan assets	(1,402)	(1,583)	(1,519)
Amortization of prior service cost	(357)	(357)	(357)
Amortization of actuarial gains and losses	874	326	1,024
Contribution from employees	(411)	(413)	(416)

Net periodic pension cost	¥3,718	¥3,078	¥4,107

Other Changes in Plan Assets and Benefit Obligations of Defined Benefit Pension Plans Recognized in Accumulated Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations of the NTT CDBP regarding DOCOMO employees recognized in “Accumulated other comprehensive income (loss)” for the years ended March 31, 2010, 2011 and 2012 comprised the following:

	Millions of yen
	2010	2011	2012
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Actuarial (gains) losses arising during period, net	¥(4,221)	¥7,040	¥2,154
Amortization of prior service cost	357	357	357
Amortization of actuarial gains and losses	(874)	(326)	(1,024)

Total recognized in “Accumulated other comprehensive income (loss)”	¥(4,738)	¥7,071	¥1,487

Fair Values of Pension Plan Assets

The following table presents the fair values of NTT CDBP’s pension plan assets as of March 31, 2011 and 2012. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 18.

	Millions of yen
	2011
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥637	¥637	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	10,459	9,301	1,158	—
Domestic corporate bonds	15,507	—	15,507	—
Foreign government bonds	4,991	4,731	260	—
Foreign corporate bonds	163	22	141	—
Equity securities
Domestic stocks	14,849	14,809	40	—
Foreign stocks	8,574	8,574	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	814	—	814	—
Domestic equity securities	1,545	—	1,545	—
Foreign debt securities	581	—	581	—
Foreign equity securities	667	—	667	—
Life insurance company general accounts	3,745	—	3,745	—
Other	410	—	0	410

Total	¥62,942	¥38,074	¥24,458	¥410

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥417	¥417	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	21,705	20,623	1,082	—
Domestic corporate bonds	6,279	—	6,279	—
Foreign government bonds	4,916	4,870	46	—
Foreign corporate bonds	173	9	164	—
Equity securities
Domestic stocks	13,700	13,699	1	—
Foreign stocks	7,721	7,721	—	0
Securities investment trust beneficiary certificates
Domestic debt securities	1,055	—	1,055	—
Domestic equity securities	1,383	—	1,383	—
Foreign debt securities	883	—	883	—
Foreign equity securities	973	—	973	—
Life insurance company general accounts	4,329	—	4,329	—
Other	330	—	(0)	330

Total	¥63,864	¥47,339	¥16,195	¥330

NTT CDBP | Pension Cost
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determining the net periodic pension cost, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, for the years ended March 31, 2010, 2011 and 2012 were as follows:

	2010	2011	2012
Discount rate	2.2%	2.1%	2.0%
Long-term rate of salary increases	2.6	3.4	3.3
Expected long-term rate of return on plan assets	2.5	2.5	2.5

NTT CDBP | Projected Benefit Obligations
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determining the NTT CDBP’s projected benefit obligations, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, as of March 31, 2011 and 2012 were as follows:

	2011	2012
Discount rate	2.0%	1.9%
Long-term rate of salary increases	3.3	3.3